Property, Plant And Equipment	12 Months Ended
Feb. 24, 2023
Property, Plant and Equipment [Abstract]
Property, Plant And Equipment	PROPERTY, PLANT AND EQUIPMENT

Property, Plant and Equipment	Estimated Useful Lives (Years)	February 24, 2023	February 25, 2022
Land		$33.6	$33.3
Machinery and equipment	3 – 15	742.4	780.1
Buildings and improvements	10 – 40	414.1	401.9
Leasehold improvements	3 – 15	83.1	81.2
Capitalized software	3 – 10	80.4	77.1
Furniture and fixtures	5 – 8	64.1	61.1
Construction in progress		47.4	47.1
		1,465.1	1,481.8
Accumulated depreciation		(1,088.6)	(1,089.0)
		$376.5	$392.8
The majority of the net book value of our property, plant and equipment relates to machinery and equipment and buildings and improvements. As of February 24, 2023 and February 25, 2022, the net book value of our machinery and equipment totaled $140.4 and $160.9, respectively, and buildings and improvements totaled $94.6 and $89.2, respectively. Depreciation expense on property, plant and equipment was $67.0, $67.5 and $68.8 for 2023, 2022 and 2021, respectively. The estimated cost to complete construction in progress was $38.0 and $30.4 as of February 24, 2023 and February 25, 2022, respectively.
As of February 24, 2023, assets held for sale totaled $29.0. The amount is related to two corporate aircraft included in the Americas segment and expected to be sold in 2024.